Shareholder Report, Line Graph (Details) 195809_F-m High Yield 100 ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Apr. 14, 2025	Aug. 31, 2026
F/m High Yield 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name			F/m High Yield 100 ETF
Accumulated Value	$ 10,652	$ 10,000	$ 11,141
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,325	10,000	$ 10,520
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index
Accumulated Value	$ 10,660	$ 10,000	$ 11,200